Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ABSOLUTE SELECT VALUE ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	12.87%	4.59%	(0.96%)	12.48%